Loans to others (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of loans to others [Abstract]
Schedule of Loans to others
	2 0 2 2	2 0 2 1	2 0 2 2
	NIS	NIS	US Dollars

Opening balance	-	18,707	-
Payment of loans granted to others	-	(18,707)	-
Closing balance	-	-	-